Summary of Significant Accounting Policies - Detail Information of Subsidiaries (Parenthetical) (Detail)	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Dec. 31, 2018	Mar. 31, 2018
Spring House Entertainment Tech. Inc. (SHE) [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership	56.00%				56.00%
Percentage of Ownership	19.72%
Chunghwa Telecom Co., Ltd. and Chunghwa Investment Co., Ltd. [Member] | Senao International Co., Ltd. (SENAO) [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership	28.18%				28.18%
Chunghwa Telecom Co., Ltd. and Chunghwa Investment Co., Ltd. [Member] | CHIEF Telecom Inc. (CHIEF) [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership	59.75%				60.23%
Youth Co., Ltd. (Youth) [Member] | Senao International Co., Ltd. (SENAO) [Member] | Bottom of Range [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership					89.00%
Youth Co., Ltd. (Youth) [Member] | Senao International Co., Ltd. (SENAO) [Member] | Top of Range [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership					93.00%
Aval Technologies Co., Ltd. (Aval) [Member] | Wiin Technology Co., Ltd. (“Wiin”) [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership				100.00%
SENYOUNG Insurance Agent Co., Ltd. [Member] | Senaolife Insurance Agent Co., Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership	100.00%	100.00%			0.00%
Light Era Development Co., Ltd. (LED) [Member] | Taoyuan Asia Silicon Valley Innovation Co., Ltd [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership	0.00%				60.00%	60.00%
Chunghwa Investment Co., Ltd. (CHI) [Member] | Chunghwa Precision Test Tech. Co., Ltd. (CHPT) [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership	34.25%				34.25%
Chunghwa Precision Test Tech. International Ltd. ("CHPT (International)") [Member] | Su Zhou Precision Test Tech. Ltd. (“SZPT”) [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership	100.00%		100.00%		0.00%